Income taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income taxes
Current income tax expense	$ (11,260)	$ (12,670)	$ (10,995)
Deferred tax benefit	3,395	562	1,167
Total income tax expense	$ (7,865)	$ (12,108)	$ (9,828)